Payroll and Payroll Taxes Payable (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2005	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019
Salary accrued		$ 128,105	$ 128,105		$ 128,105
President [Member]
Salary accrued		$ 156,000	$ 156,000	$ 156,000	$ 156,000
Employment Agreement [Member] | President [Member]
Provisions for officers salary	$ 156,000